INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
Inventory, Net [Abstract]
Schedule of inventories [Table Text Block]
	December 31, 2020	December 31, 2019	December 31, 2018

Raw materials	841,978	393,034	150,936